Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) - Mortgage Servicing Rights [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	7.80%	10.30%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	5.00%
Option adjusted spread	5.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	17.00%
Option adjusted spread	11.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	8.00%
Option adjusted spread	6.00%